Taxation	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Taxation
6.
TAXATION

Enterprise income tax (“EIT”)

Cayman Islands

Autohome Inc. and certain of its subsidiaries are incorporated in the Cayman Islands and conduct substantially all of its business through its mainland China subsidiaries, the VIEs and VIEs’ subsidiaries. Under the current laws of the Cayman Islands, Autohome Inc. and its subsidiaries are not subject to tax on income or capital gains. In addition, upon payments of dividends by these entities to their shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Cheerbright and Auto Pai Ltd. were incorporated in the British Virgin Islands and conducts substantially all the business through its mainland China subsidiaries and VIEs. Under the current laws of the British Virgin Islands, they are not subject to tax on income or capital gains. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Autohome (Hong Kong) Limited, Autohome Media, Autohome Link Hong Kong Limited, and TTP Car (HK) Limited were incorporated in Hong Kong. Subsidiaries in Hong Kong are subject to a two-tiered profits tax regime. The profits tax rate for the first HK$2 million of profits of corporations is 8.25%, while profits above that amount continue are subject to a rate of 16.5%. Under the Hong Kong tax law, the Company’s subsidiaries in Hong Kong are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Hong Kong has announced and implemented rules based on the Pillar Two framework of the Organization for Economic Co-operation and Development (“OECD”) in 2025, which generally establishes a global minimum effective tax rate of 15% for multinational enterprise group (“MNE Group”) with annual consolidated revenue above a specified threshold. The MNE Group of which the Company is a constituent entity falls within the scope of Pillar Two rules. The ultimate parent entity of the MNE Group shall be responsible for computing the effective tax rate of the MNE Group in each jurisdiction and determining the amount of top-up tax payable, on a combined basis. The Company has done an assessment and does not believe the Pillar Two rules have a material impact on its 2025 financial statements.

Mainland China

Autohome WFOE, Chezhiying WFOE, Beijing Autohome Technologies Co., Ltd. (“Beijing Autohome Technologies”), Beijing Prbrownies, Hainan Chezhiyitong Information Technology Co., Ltd. (“Hainan Chezhiyitong”), Tianjin Autohome, and another two subsidiaries are recognized as “High-New Technology Enterprise” (“HNTE”) and are eligible for a 15% preferential tax rate until 2025 at earliest, upon the completion of their filings with the relevant tax authorities. The qualification as an HNTE is subject to annual evaluation and a three-year review by the relevant authorities in Mainland China.

Chezhiying WFOE, Hainan Chezhiyitong and Tianjin Autohome are recognized as software enterprise (“SE”) and could be exempt from income tax for the tax years of 2019 and 2020 and enjoyed a 50% reduction in the statutory income tax rate of 25% for the tax years from 2021 to 2023. Beijing Prbrownies, and Tianjin Autohome were accredited as key software enterprise (“KSE”) under the relevant mainland China laws and regulations as well in the tax filing from 2021 to 2024, which tax rate will continue to apply for so long as it maintains its KSE status during each relevant tax year. Beijing Prbrownies enjoyed a more preferential enterprise tax rate of 10% for the tax years from 2021 to 2024. Tianjin Autohome has enjoyed a tax exemption for the tax years from 2021 to 2023, and 10% for 2024.

Except for the above-mentioned entities, the Company’s remaining mainland China subsidiaries and all the VIEs were subject to EIT at a rate of 25% for 2023, 2024 and 2025.

The management subsequently assessed and concluded that uncertain preferential tax rates for certain subsidiaries were able to be realized in the year of 2025 and a reversal of RMB45.43 million (US$6.50 million) was recorded in the year of 2025, composed of current income tax expense of RMB50.20 million (US$7.18 million) and deferred income tax benefit of RMB4.77 million (US$0.68 million). A reversal of RMB156.45 million and RMB189.21 million was also recorded in the year of 2023 and 2024, which composed of current income tax expense of RMB180.15 million and deferred income tax benefit of RMB23.70 million, and current income tax expense of RMB162.99 million and deferred income tax expense of RMB26.22 million, respectively.

The basic earnings per share effects related to the preferential tax rate were RMB0.56, RMB0.47 and RMB0.19 (US$0.03) after considering the effects of the Share Subdivision as detailed in Note 2(a) for the years ended December 31, 2023, 2024 and 2025, respectively.

The EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the mainland China are considered mainland China tax resident enterprises and subject to EIT at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, and other aspects of an enterprise. If the Company is deemed as a mainland China tax resident, it would be subject to mainland China tax under the EIT Law. The Company has analyzed the applicability of this law and believes that the chance of being recognized as a tax resident enterprise is remote for mainland China tax purposes.

The Company's subsidiaries incorporated in other jurisdictions were subject to income tax charges calculated according to the tax laws enacted or substantially enacted in the countries where they operate and generate income.

The Company had minimal operations in jurisdictions other than the mainland China. Income before income tax expense consists of:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
	(in thousands)
Mainland China	1,813,055	1,604,428	1,372,793	196,307
Non-mainland China	184,509	81,880	159,074	22,747
	1,997,564	1,686,308	1,531,867	219,054

The amount of income tax paid (net of refunds) is comprised of:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
	(in thousands)
Mainland China	159,094	153,498	187,941	26,875

The income tax (benefit)/expense is comprised of:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
	(in thousands)
Current	122,118	105,484	105,933	15,148
Deferred	(49,963)	(42,525)	35,812	5,121
	72,155	62,959	141,745	20,269

The mainland China statutory tax rate of 25% is used for the effective tax rate reconciliation as the majority of the Group’s operations are based in mainland China. The reconciliation for the years ended December 31, 2023, 2024 and 2025 is as follows:

	Year ended December 31,
	2023		2024		2025
	RMB	Percent	RMB	Percent	RMB	US$	Percent
	(in thousands)
Mainland China Statutory Tax Rate	499,391	25.0%	421,577	25.0%	382,967	54,764	25.0%
Tax effects of jurisdiction outside of mainland China
Hong Kong
Statutory tax rate difference between Hong Kong and Mainland China	255	0.0%	(3,605)	-0.2%	(1,406)	(201)	-0.1%
Changes in valuation allowances	7,968	0.4%	305	0.0%	3,244	464	0.2%
Cayman Islands
Statutory tax rate difference between Cayman Islands and Mainland China	(45,675)	-2.3%	(28,636)	-1.7%	(35,685)	(5,103)	-2.3%
Other jurisdictions	(480)	0.0%	(38)	0.0%	24	3	0.0%

Changes in Valuation Allowances	(11,642)	-0.6%	(19,146)	-1.1%	10,617	1,518	0.7%
Nontaxable or Nondeductible Items
Research and development expenses super-deduction	(220,773)	-11.2%	(196,888)	-11.7%	(194,220)	(27,773)	-12.6%
Effect of preferential tax rate	(119,658)	-6.0%	(38,030)	-2.3%	(43,965)	(6,287)	-2.9%
Changes in Unrecognized Tax Benefits	(156,452)	-7.8%	(189,207)	-11.2%	(45,433)	(6,497)	-3.0%
Nondeductible expenses	44,435	2.2%	46,990	2.8%	57,953	8,287	3.8%
Share-based payment awards	(24,912)	-1.2%	(36,002)	-2.1%	(50,358)	(7,201)	-3.3%
Other Adjustments
Effect of withholding tax on dividend	99,122	5.0%	99,519	5.9%	57,743	8,257	3.8%
Outside basis difference	5,327	0.3%	3,868	0.2%	1,467	210	0.1%
Others	(4,751)	-0.2%	2,252	0.1%	(1,203)	(172)	-0.1%
Effective Tax Rate	72,155	3.6%	62,959	3.7%	141,745	20,269	9.3%

Deferred tax

The significant components of deferred taxes are as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
	(in thousands)
Deferred tax assets
Allowance for credit losses	38,829	43,501	6,221
Accrued staff cost and expenses	46,729	4,859	695
Deferred revenue	9,841	10,723	1,533
Tax losses	412,192	395,644	56,575
VAT refund	1,957	480	69
Less: Valuation allowances	(201,302)	(192,585)	(27,539)
Total deferred tax assets	308,246	262,622	37,554

Deferred tax liabilities
Identifiable intangible assets arising from acquisition	19,128	8,017	1,146
Intangible assets and internally-developed software	11,280	11,112	1,589
Outside basis difference and others	437,670	439,137	62,796
Total deferred tax liabilities	468,078	458,266	65,531

In assessing the realizability of deferred tax assets, the Company has considered whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company records a valuation allowance to reduce deferred tax assets to a net amount that management believes is more-likely-than-not of being realizable based on the weight of all available evidence. The Company recorded valuation allowances against the deferred tax assets of mainland China subsidiaries, the VIEs and VIEs’ subsidiaries as of December 31, 2024 and 2025, respectively, due to the cumulative tax loss positions and insufficient forecasted future taxable income.

As of December 31, 2025, the Company had net operating losses of approximately RMB2,168.10 million (US$310.03 million), which can be carried forward to offset taxable income. The accumulated tax losses of subsidiaries in Mainland China were RMB2,122.03 million (US$303.45 million) as of December 31, 2025, which will expire, if unused, in the years ending December 31, 2026 through 2035.

Valuation allowance is provided against deferred tax assets when the Company determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future. Movement of valuation allowance is as follow:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
	(in thousands)
Valuation allowance
Balance at beginning of the year	(420,566)	(311,645)	(201,302)	(28,786)
Additions	(26,623)	(34,672)	(36,557)	(5,227)
Reversal and write off (Note)	135,544	145,015	45,274	6,474
Balance at ending of the year	(311,645)	(201,302)	(192,585)	(27,539)

Note: It mainly represents valuation allowances written off due to the expiration of unused tax losses.

Withholding income tax arising from undistributed earnings

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a Foreign Invested Enterprises (“FIEs”) to its immediate holding company outside of Mainland China. A lower withholding income tax rate of 5% is applied if the FIE’s immediate holding company is registered in Hong Kong or other jurisdictions that have a tax treaty arrangement with Mainland China and meets relevant requirements, especially whether it is the beneficial owner of the dividends received from its mainland China subsidiaries. As of December 31, 2025, the Company’s Hong Kong subsidiary, Autohome Media was identified as qualified subsidiary to enjoy the tax treaty benefits, and dividends received from its mainland China subsidiaries were subject to a withholding tax rate of 5%. If the relevant tax authorities determine that Autohome Media do not qualify for tax treaty benefits, or that it lacks sufficient business substance, it may be required to apply the statutory 10% withholding tax rate retrospectively.

On February 16, 2023, the Company’s Board of Directors approved an annual cash dividend of a fixed amount of at least RMB500.0 million between 2022 and 2026. On December 12, 2023, the Company's Board of Directors also approved an amendment to its dividend policy, pursuant to which the total yearly cash dividend is expected to be no less than RMB1.5 billion from 2024 to 2026, with the exact amount to be determined by the board based on the then financial performance, cash position, and applicable foreign exchange laws and regulations in Mainland China, among other factors. In 2023, 2024 and 2025, the Company accrued RMB99.12 million, RMB99.52 million and RMB57.74 million(US$8.26 million) of withholding income tax associated with the expected cash dividend payment from mainland China subsidiaries to Autohome Media, respectively.

As of December 31, 2024 and 2025, the total amount of undistributed earnings from the Company’s mainland China subsidiaries, the VIEs and VIEs’ subsidiaries that considered to be permanently reinvested was RMB15,491.54 million and RMB15,647.61 million (US$2,237.58 million), respectively. As of December 31, 2024 and 2025, determination of the amount of unrecognized deferred tax liability related to the earnings that are indefinitely reinvested is not practical.